Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	47,794,821	47,541,682
Common Stock, shares outstanding	45,702,445	45,449,306
Treasury Stock, Common, Shares	2,092,376	2,092,376